DERIVATIVE WARRANT LIABILITY (Details) (USD $)	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
DERIVATIVE WARRANT LIABILITY
Beginning balance	$ 5,585,141		$ 1,035,337		$ 1,035,337		$ 1,544,996
Warrants issued under Montaur credit facility			6,000,000		8,295,000
Total unrealized losses included in net loss	1,061,682		500,000		500,000	[1]	2,191,147	[1]
Total realized losses included in net loss			1,438		1,438	[1]	978,678	[1]
Total unrealized gains included in net loss	(5,515,000)	[2]	(595,038)	[2]	(4,077,433)	[1]	(1,377,261)	[1]
Total realized gains included in net loss	(152,668)	[2]	(107,681)	[2]	(107,681)	[1]	(29,626)	[1]
Reclassification of derivative warrant liability to additional paid-in capital for derivative warrants exercised			(61,520)		(61,520)		(2,272,597)
Ending balance	$ 979,155		$ 6,772,536		$ 5,585,141		$ 1,035,337

[1]	Included in gain or loss on revaluation of derivative warrant liability in the Consolidated Statement of Operations.
[2]	Included in Gain (Loss) on Revaluation of Derivative Warrant Liability in the Consolidated Statement of Operations.